Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 34,021	$ 146,449
Less: allowance for doubtful accounts	(24,316)	(68,336)
Accounts receivable, net	$ 9,705	$ 78,113